Derivative Instruments and Hedge Activities - Summary of cash flow hedges (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Derivative [Line Items]
Derivative notional amount	$ 151,213,000	$ 331,712,000
Cash Flow Hedges
Derivative [Line Items]
Derivative notional amount	100,000,000
Derivatives Designated as Hedging Instruments | Interest Rate Swaps | Cash Flow Hedges
Derivative [Line Items]
Derivative notional amount	100,000,000	250,000,000
Federal Home Loan Bank Advances | Derivatives Designated as Hedging Instruments | Interest Rate Swaps | Cash Flow Hedges
Derivative [Line Items]
Derivative notional amount	100,000,000	$ 250,000,000
Derivative fair value	$ 3,719,000
Federal Home Loan Bank Advances | Derivatives Designated as Hedging Instruments | Interest Rate Swap, Maturity on September 20, 2021 One | Cash Flow Hedges
Derivative [Line Items]
Derivative maturity date, start year	Sep. 20, 2016
Derivative maturity date, end year	Sep. 20, 2021
Derivative notional amount	$ 25,000,000
Derivative fair value	$ 853,000
Federal Home Loan Bank Advances | Derivatives Designated as Hedging Instruments | Interest Rate Swap, Maturity on September 20, 2021 Two | Cash Flow Hedges
Derivative [Line Items]
Derivative maturity date, start year	Sep. 20, 2016
Derivative maturity date, end year	Sep. 20, 2021
Derivative notional amount	$ 25,000,000
Derivative fair value	$ 895,000
Federal Home Loan Bank Advances | Derivatives Designated as Hedging Instruments | Interest Rate Swap, Maturity on December 20, 2021 One | Cash Flow Hedges
Derivative [Line Items]
Derivative maturity date, start year	Dec. 20, 2016
Derivative maturity date, end year	Dec. 20, 2021
Derivative notional amount	$ 25,000,000
Derivative fair value	$ 1,111,000
Federal Home Loan Bank Advances | Derivatives Designated as Hedging Instruments | Interest Rate Swap, Maturity on December 20, 2021 Two | Cash Flow Hedges
Derivative [Line Items]
Derivative maturity date, start year	Dec. 20, 2016
Derivative maturity date, end year	Dec. 20, 2021
Derivative notional amount	$ 25,000,000
Derivative fair value	$ 860,000